Customer deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deposits From Customers [Line Items]
Demand deposits	$ 146,163	$ 182,307
Retail savings / deposits	152,683	149,310
Sweep deposits	41,045	69,223
Time deposits	215,782	126,331
Customer deposits	$ 555,673	$ 527,171